Notes to the Statement of Consolidated Cash Flows	12 Months Ended
Dec. 31, 2018
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Notes to the Statement of Consolidated Cash Flows
47	NOTES TO THE STATEMENT OF CONSOLIDATED CASH FLOWS

(a)	Cash generated from operations

	2018 RMB million	2017 RMB million	2016 RMB million
Profit before income tax	3,856	8,610	6,497
Adjustments for:
Depreciation of property, plant and equipment and amortization of other non-current assets	15,084	13,769	12,345
Amortization of intangible assets	160	143	129
Depreciation of investment properties	26	12	11
Amortization of prepayments for land use rights	43	45	63
Gains on disposal of property, plant and equipment	(267)	(13)	(74)
Gain on disposal of prepayments for land use rights	(210)	(5)	(3)
Gain on disposal of investment in a subsidiary	—	(1,754)	—
Gain on disposal of investment in an associate	(5)	(12)	(12)
Gain on disposal of available-for-sale investments	—	(4)	(95)
Dividend income from equity investments at fair value through other comprehensive income	(23)	—	—
Dividend income from available-for-sale investments	—	(33)	(28)
Dividend income from financial asset at fair value through profit or loss	(6)	—	—
Share of results of associates	(170)	(202)	(148)
Share of results of joint ventures	(34)	(49)	(39)
Net foreign exchange losses	1,983	(2,378)	3,246
Loss on fair value changes of financial asset at fair value through profit or loss	27	—	—
(Gain)/loss on fair value changes of derivative financial instruments	(311)	311	(2)
Impairment charges	318	494	29
Impairment losses on financial assets, net	27	(3)	—
Interest income	(110)	(111)	(96)
Interest expense	3,727	3,184	2,641

Operating profit before working capital changes	24,115	22,004	24,464

Changes in working capital
Flight equipment spare parts	(66)	(109)	(202)
Trade and notes receivables	708	(500)	208
Prepayments and other receivables	(2,056)	(753)	(839)
Sales in advance of carriage	—	(569)	1,836
Contract liabilities	1,051	—	—
Restricted bank deposits and short-term bank deposits	35	(8)	(8)
Trade and bills payables	856	1,725	(336)
Other payables and accruals	36	340	1,424
Staff housing allowances	(36)	62	(57)
Other long-term liabilities	(525)	(728)	(883)
Post-retirement benefit obligations	42	(217)	321
Provision for return condition checks for aircraft under operating leases	(113)	(139)	167
Operating lease deposits	—	—	59

Cash generated from operations	24,047	21,108	26,154

(b)	Major non-cash transactions

	2018 RMB million	2017 RMB million	2016 RMB million
Finance lease obligations incurred for acquisition of aircraft	7,945	6,865	8,838

(c)	Changes in liabilities arising from financing activities

	Bank and other loans RMB million	Obligations under finance leases RMB million
At January 1, 2018	63,801	66,868
Changes from financing cash flow	(9,076)	(9,629)
Foreign exchange movement	401	1,419
New finance leases	—	18,769

At December 31, 2018	55,126	77,427

	Bank and other loans RMB million	Obligations under finance leases RMB million
At January 1, 2017	56,732	61,041
Changes from financing cash flow	7,450	(10,587)
Reclassification as part of the disposal group	(262)	(409)
Foreign exchange movement	(119)	(2,362)
New finance leases	—	19,185

At December 31, 2017	63,801	66,868